Result And Remuneration To Shareholders - Schedule of Other Operating Expenses (Revenues), Net (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	[1]	R$ 1,453	R$ 1,399	R$ 1,308
Employees’ and managers’ income sharing		215	172	157
Post-employment benefits (Note 24)	[2]	(751)	484	591
Materials		163	135	140
Outsourced services		2,331	2,142	1,902
Depreciation and amortization	[3]	1,533	1,376	1,274
Provisions (Reversals)	[4]	655	(82)	434
Impairment			46
Expected credit losses of accounts receivable (note 14)		161	175	175
Provision for losses with related party - Renova				1
Reversal of provision with related party			(58)
Expected loss on other receivables		78	54
RBSE remeasurement (note 6)		199
Write-off of financial asset (Note 14)
Other operation costs and expenses		556	537	503
Other expenses		125	(701)	(1,031)
Total		6,593	6,380	6,485
Operating Cost [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	[1]	1,100	1,053	1,000
Employees’ and managers’ income sharing		166	131
Post-employment benefits (Note 24)	[2]	(59)	15
Materials		140	118	100
Outsourced services		2,026	1,866	1,652
Depreciation and amortization		1,503	1,352	1,247
Provisions (Reversals)	[4]	507	(163)	333
Impairment
Expected credit losses of accounts receivable (note 14)
Provision for losses with related party - Renova
Reversal of provision with related party
Expected loss on other receivables
RBSE remeasurement (note 6)
Write-off of financial asset (Note 14)
Other operation costs and expenses		347	312	240
Total		5,730	4,684	4,572
Expected Credit Loss [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	[1]
Employees’ and managers’ income sharing
Post-employment benefits (Note 24)	[2]
Materials
Outsourced services
Depreciation and amortization
Provisions (Reversals)	[4]
Impairment
Expected credit losses of accounts receivable (note 14)		161	175	175
Provision for losses with related party - Renova
Reversal of provision with related party
Write-off of financial asset (Note 14)
Other operation costs and expenses
Total		161	175	175
General And Administrative Expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	[1]	353	346	308
Employees’ and managers’ income sharing		49	41
Post-employment benefits (Note 24)	[2]	(19)	5
Materials		23	17	40
Outsourced services		305	276	250
Depreciation and amortization		30	24	27
Provisions (Reversals)	[4]
Impairment
Expected credit losses of accounts receivable (note 14)
Provision for losses with related party - Renova
Reversal of provision with related party
Write-off of financial asset (Note 14)
Other operation costs and expenses		86	111	82
Total		827	820	707
Other Operating Expenses (Revenue) [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Personnel	[1]
Employees’ and managers’ income sharing				157
Post-employment benefits (Note 24)	[2]	(673)	464	591
Materials
Outsourced services
Depreciation and amortization
Provisions (Reversals)	[4]	148	81	101
Impairment			46
Expected credit losses of accounts receivable (note 14)
Provision for losses with related party - Renova				1
Reversal of provision with related party			(58)
Expected loss on other receivables		78	54
RBSE remeasurement (note 6)		199
Write-off of financial asset (Note 14)
Other operation costs and expenses		123	114	181
Other expenses		R$ (125)	R$ 701	R$ 1,031

[1]	Includes an amount of R$22 related to the costs of the 2025 Voluntary Dismissal and Retirement Program (PDVP). Further details are provided throughout this note.
[2]

The reversals observed in operating costs and general and administrative expenses are linked to the remeasurement of the post‑employment benefit liability due to the migration of active employees to the new health plan offered by the Company.

[3]

The information on operational costs and expenses separated by type is segregated in accordance with the internal business model, which has immaterial differences in relation to the accounting information.

[4]	In fiscal year 2024, a reversal of provisions for tax contingencies was recognized in the amount of R$59, arising from a favorable first‑instance decision for the Company, which determined the cancellation of the assessment and the termination of the tax enforcement proceeding related to social security contributions on Profit Sharing (PLR).